Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Share [Abstract]
Earnings (Loss) Per Share

	Year ended	Year ended	Year ended
	December 31, 2011	December 31, 2010	December 31, 2009
	$	$	$
Net (loss) income attributable to stockholders’ of Teekay Corporation	(368,916)	(267,287)	128,412

Weighted average number of common shares	70,234,817	72,862,617	72,549,361
Dilutive effect of stock-based compensation	—	—	509,470

Common stock and common stock equivalents	70,234,817	72,862,617	73,058,831

(Loss) earnings per common share:
—Basic	(5.25)	(3.67)	1.77
—Diluted	(5.25)	(3.67)	1.76